TAXATION - Investment tax credits (Details) $ in Thousands	Mar. 31, 2025 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Investment tax credits	$ 42,110
2026 - 2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Investment tax credits	8,190
2031 - 2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Investment tax credits	2,296
2037 - 2045
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Investment tax credits	31,624
Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Investment tax credits	26,140
Non-Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Investment tax credits	$ 15,970